Borrowings (Tables)	9 Months Ended
Sep. 30, 2020
Borrowings
Schedule of long-term borrowings

	December 31,	September 30,
	2019	2020
Short-term borrowing
Bank loan (i)	188,000	486,775
Convertible notes (ii)	697,620	465,182
Current portion of long-term borrowings (iii)	322,436	445,038
Long-term borrowings:
Bank loan(iii)	950,154	574,257
Convertible notes(ii)	5,784,984	5,757,294
Loan from joint investor(iv)	419,660	433,352
Total	8,362,854	8,161,898

				As of December 31, 2019			As of September 30, 2020
					Current portion			Current portion
			Maturity/	Outstanding	according to the	Long-term	Outstanding	according to the	Long-term
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	portion	loan	repayment schedule	portion
1	May 17, 2017	Bank of Nanjing	May 17, 2022	475,382	200,000	275,382	321,415	188,602	132,813
2	September 28, 2017	China Merchants Bank	September 14, 2021	96,000	8,000	88,000	88,000	88,000	—
3	February 2, 2018	China CITIC Bank	February 1, 2021	44,500	10,000	34,500	34,500	34,500	—
4	August 17, 2018	China CITIC Bank	March 7, 2021	49,500	10,000	39,500	39,500	39,500	—
5	November 30, 2018	Bank of Shanghai	November 30, 2021	4,102	1,014	3,088	3,341	1,014	2,328
6	December 24, 2018	Bank of Shanghai	November 30, 2021	32,305	7,695	24,610	26,533	7,695	18,838
7	January 3, 2019	Bank of Shanghai	November 30, 2021	16,145	3,855	12,290	13,253	3,855	9,398
8	January 10, 2019	Bank of Shanghai	November 30, 2021	32,305	7,695	24,610	26,533	7,695	18,838
9	January 17, 2019	Bank of Shanghai	November 30, 2021	32,305	7,695	24,610	26,533	7,695	18,838
10	January 24, 2019	Bank of Shanghai	November 30, 2021	28,257	6,743	21,514	23,200	6,743	16,457
11	March 25, 2019	Bank of Shanghai	November 30, 2021	128,353	28,862	99,491	106,708	28,862	77,846
12	March 27, 2019	Bank of Shanghai	November 30, 2021	42,777	9,631	33,146	35,554	9,631	25,923
13	March 29, 2019	Hankou Bank	March 29, 2022	199,000	2,000	197,000	197,000	2,000	195,000
14	June 26, 2019	Bank of Shanghai	November 30, 2021	18,072	3,855	14,217	15,181	3,855	11,325
15	September 11, 2019	Bank of Shanghai	November 30, 2021	73,587	15,391	58,196	62,044	15,391	46,653
	Total			1,272,590	322,436	950,154	1,019,295	445,038	574,257